Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2024	Aug. 31, 2023	Oct. 31, 2024	Oct. 31, 2023		Oct. 31, 2022
Disclosure Of Income Taxes [Line Items]
Net deferred tax assets			$ 772	$ 607		$ 455
Deferred tax assets			821	647	[1]	$ 500
Deferred tax liabilities			49	40	[1]
Unused tax losses for which deferred tax assets have not been recognized			$ 735	1,515
Maximum range of estimated consolidated effective tax rate			1.00%
Deferred tax operating loss carryforwards			$ 12	4
Estimated potential income tax reassessment exposure		$ 76
2019 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility			1,847
Organization For Economic Cooperation And Development Pillar Two Tax Regime [Member]
Disclosure Of Income Taxes [Line Items]
Global minimum tax percentage	15.00%
Bill C Fifty Nine [Member]
Disclosure Of Income Taxes [Line Items]
Percentage of tax on certain share buy backs	2.00%
Caribbean [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			$ 732	759
Unused tax losses for which deferred tax assets have not been recognized, expiration period			7 years
Deferred tax operating loss carryforwards			$ 5
Canada [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			482	482
Deferred tax operating loss carryforwards			4
US [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			3	$ 756
Deferred tax operating loss carryforwards			$ 3

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.